Investments in joint ventures and associates	12 Months Ended
Dec. 31, 2019
Investments in subsidiaries, joint ventures and associates [abstract]
Disclosure Of Investments In Associates Subsidaries And Joint Venture
25 Investments in joint ventures and associates

	Joint ventures		Associates
	2019	2018	2019	2018
At January 1	1,745	1,712	327	308

Additions	151	120	39	23

Disposals	(1)	(211)	-	(1)

Share in net income	214	210	12	6

Share in changes in equity (note 30.6)	8	8	4	2

Impairment losses	-	-	(7)	(1)

Dividends	(120)	(94)	(10)	(3)

Net exchange difference	2	4	(1)	(8)

Other	(16)	(5)	-	-
At December 31	1,983	1,745	363	327
In 2018, one of the Amvest funds with a carrying value of EUR 211 million was liquidated. Based on the termination agreement, Aegon received a distribution of its share of the assets and liabilities. As a result, the investment properties, being the main asset class in the fund, were recognized as part of investments in real estate of Aegon.
With the exception of a limited number of immaterial venture capital entities, all joint ventures and associates are unlisted and are accounted for using the equity method and are considered to be non-current. The investments in joint ventures and associates include interest in insurance companies that are required to maintain a minimum solvency margin based on local directives. Such restrictions can affect the ability of these joint ventures and associates to transfer funds in the form of cash dividends, or repayment of loans or advances, and therefore, there can be no assurance that these restrictions will not become a limitation in the future. Refer to note 45 Commitments and contingencies for any commitments and contingencies related to investments in joint ventures. There are no unrecognized shares of losses in joint ventures and associates. The financial statements of the principal joint ventures and associates have the same reporting date as the Group. Refer to note 49 Group companies for a listing of the investments in joint ventures and associates and the Group’s percentage holding.

Summarized financial information of joint ventures
The summarized financial information presented in the following table presents the joint ventures on a 100% basis. Aegon considers its investment in AMVEST Vastgoed B.V. (AMVEST) a material joint venture and is therefore presented separately.

	AMVEST		Other Joint ventures
	2019	2018	2019	2018
Summarized statement of financial position
Cash and cash equivalents	124	132	525	511
Other current assets	42	157	1,261	896
Total current assets	166	289	1,786	1,407

Non-current assets	4,319	3,304	7,451	6,723
Total assets	4,486	3,593	9,236	8,130

Current financial liabilities excluding trade payables and other provisions	-	-	17	27
Other current liabilities	175	154	661	590
Total current liabilities	175	154	678	617

Non-current financial liabilities excluding trade payables and other provisions	709	590	439	416
Other non-current liabilities	-	-	6,883	6,040
Total non-current financial liabilities	709	590	7,321	6,456

Total liabilities	884	745	8,000	7,073

Net assets	3,602	2,848	1,237	1,057

Summarized statement of comprehensive income
Revenue	111	89	1,846	1,599
Results from financial transactions	299	349	1	(1)
Depreciation and amortization	-	-	(12)	(14)
Interest income	-	-	56	51
Interest expense	(8)	(6)	(4)	(4)

Profit or loss	406	438	244	226
Income tax (expense) or income	(9)	(6)	(62)	(82)
Post-tax profit or (loss)	398	432	183	144
Other comprehensive income	-	-	13	12
Total comprehensive income	398	432	196	156

Dividends received	55	24	64	70
An overview of the summarized financial information of the carrying amount of the joint ventures is as follows:

	AMVEST		Other Joint ventures
	2019	2018	2019	2018
Net assets of joint venture as presented above	3,602	2,848	1,237	1,057
Net assets of joint venture excluding goodwill	3,602	2,848	857	681
Group share of net assets of joint venture, excluding goodwill	1,159	1,001	445	352
Goodwill on acquisition	-	-	380	376
Carrying amount	1,159	1,001	824	728
In 2018, the difference in the carrying value of investments in joint ventures of EUR 1,745 million and the total of the carrying value of joint ventures presented above of EUR 1,729 million relates to joint ventures with a negative carrying value of EUR 16 million which have been reclassified to Provisions.
Aegon’s group share of net assets of joint ventures, as presented in the table above, is less than Aegon’s share of the net assets as presented in the summarized financial information on a 100% basis, due to the inclusion of third parties in the joint ventures.

The following table includes the summarized financial information of the joint ventures based on the Group’s relative holding.

	AMVEST		Other Joint ventures
	2019	2018	2019	2018
Post-tax profit or loss	125	144	88	66
Other comprehensive income	-	-	7	5
Total comprehensive income	125	144	95	71
Summarized financial information of associates

	2019	2018
Post-tax profit or loss	7	6
Other comprehensive income	(7)	2
Total comprehensive income	-	9

Carrying amount	350	327
The summarized financial information of associates presented above is based on the Group’s relative holding.